Deferred Policy Acquisition Costs - Progression of deferred policy acquisition costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred policy acquisition costs, beginning balance		$ 1,014		$ 910		$ 860
Deferred policy acquisition costs, additions		229		224		198
Deferred policy acquisition costs, periodic amortization		(168)		(159)		(128)
Deferred policy acquisition costs, annuity unlocking		25		31		(22)
Deferred policy acquisition costs, change included in realized gains		6		8		2
Deferred policy acquisition costs, ending balance		1,106		1,014		910
Movement in Deferred Sales Inducements [Roll Forward]
Deferred sales inducements, beginning balance		119		129		147
Deferred sales inducements, additions		9		11		8
Deferred sales inducements, periodic amortization		(24)		(26)		(26)
Deferred sales inducements, annuity unlocking		4		4		(1)
Deferred sales inducements, change included in realized gains		2		1		1
Deferred sales inducements, ending balance		110		119		129
Movement in Present Value of Future Insurance Profits [Roll Forward]
Present value of future profits, beginning balance		55		66		77
Present value of future profits, periodic amortization		(9)		(11)		(11)
Present value of future profits, annuity unlocking		0		0		0
Present value of future profits, ending balance		46		55		66
Movement in Unrealized Gains (Losses) Related to Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Unrealized investment gains (losses), beginning balance		(234)	[1]	(525)	[1]	(336)
Unrealized investment gains (losses), change in unrealized	[1]	(31)		291		(189)
Unrealized investment gains (losses), ending balance	[1]	(265)		(234)		(525)
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		954		580		748
Deferred policy acquisition costs and present value of future profits, additions		238		235		206
Deferred policy acquisition costs and present value of future profits, periodic amortization		(201)		(196)		(165)
Deferred policy acquisition costs and present value of future profits, annuity unlocking		29		35		(23)
Deferred policy acquisition costs and present value of future profits, change included in realized gains		8		9		3
Deferred policy acquisition costs and present value of future profits, change in unrealized		(31)		291		(189)
Deferred policy acquisition costs and present value of future profits, ending balance		997		954		580
Excluding Unrealized Gains
Movement Analysis of Deferred Policy Acquisition Costs and Present Value of Future Profits [Roll Forward]
Deferred policy acquisition costs and present value of future profits, beginning balance		1,188		1,105		1,084
Deferred policy acquisition costs and present value of future profits, ending balance		$ 1,262		$ 1,188		$ 1,105

[1]	Unrealized adjustments to DPAC includes net unrealized gains on securities and net unrealized gains/losses on cash flow hedges.